Federated Global Allocation Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—50.8%
		Communication Services—3.5%
4,431	[1]	AMC Networks, Inc.	$ 214,903
22,744		AT&T, Inc.	801,953
307	[1]	Alphabet, Inc., Class A	365,493
87	[1]	Alphabet, Inc., Class C	103,365
31,019		Auto Trader Group PLC	200,783
326	[1]	Boingo Wireless, Inc.	4,196
329	[1]	Care.com, Inc.	3,254
699	[1]	Central European Media Enterprises Ltd., Class A	3,243
283	[1]	Charter Communications, Inc.	115,914
461		Cheil Communications, Inc.	10,048
500		China Mobile Ltd.	4,134
28,347		Deutsche Telekom AG, Class REG	472,836
2,191	[1]	Facebook, Inc.	406,803
1,236	[1]	Glu Mobile, Inc.	5,488
555	[1]	Gray Television, Inc.	8,492
390,095		HKT Trust and HKT Ltd.	609,060
5,744		Hellenic Telecommunication Organization SA	76,602
4,770	[1]	IAC Interactive Corp.	1,214,633
996	[1]	Imax Corp.	20,836
8	[1]	Intelsat SA	165
798	[1]	Liberty TripAdvisor Holdings, Inc.	6,975
17,885	[1]	Live Nation Entertainment, Inc.	1,243,186
617	[1]	Loral Space & Communications Ltd.	22,823
3,588	[1]	Match Group, Inc.	304,262
1,036	[1]	Orbcomm, Inc.	4,776
4,935	[1]	Pareteum Corp.	10,561
17,881		Pearson PLC	181,372
9,153		Rogers Communications, Inc., Class B	453,113
347		Scholastic Corp.	12,169
3		Shenandoah Telecommunications Co.	95
97,800		Singapore Press Holdings Ltd.	139,992
27,439	[1]	Sprint Corp.	186,311
6,789	[1]	T-Mobile USA, Inc.	529,881
754	[1]	TechTarget, Inc.	17,900
28,878		Telefonica Deutschland Holding AG	73,522
158,218		Telstra Corp. Ltd.	396,732
24,700		Tencent Holdings Ltd.	1,017,263
83,402		Tim Participacoes S.A.	247,729
17,311		Tribune Media Co.	806,346
184,900		True Corp. PCL	37,883
19,894	[1]	Twitter, Inc.	848,479
3,324		Verizon Communications, Inc.	193,324
21,548		Vivendi SA	605,293
2,273	[1]	Vonage Holdings Corp.	30,049

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Communication Services—continued
727	[1]	Yelp, Inc.	$ 24,362
5,731	[1]	Zayo Group Holdings, Inc.	192,905
25,571	[1]	Zillow Group, Inc.	880,410
169,651	[1]	Zynga, Inc.	968,707
		TOTAL	14,078,621
		Consumer Discretionary—5.9%
339		Aaron's, Inc.	21,733
123		Abercrombie & Fitch Co., Class A	1,798
3,437		Adidas AG	1,018,620
35	[1]	Adtalem Global Education, Inc.	1,495
5,980	[1]	Alibaba Group Holding Ltd., ADR	1,046,679
940	[1]	Altus San Nicolas, Corp.	9
1,810	[1]	Amazon.com, Inc.	3,215,085
238	[1]	America's Car-Mart, Inc.	20,416
1,344		American Eagle Outfitters, Inc.	22,606
195		Asbury Automotive Group, Inc.	18,389
3,547		BBX Capital Corp.	14,720
1,482		Bloomin Brands, Inc.	26,735
206		Bluegreen Vacations Corp.	1,949
109	[1]	Booking Holdings, Inc.	214,339
458	[1]	Boot Barn Holdings, Inc.	15,687
5,300		Bridgestone Corp.	201,877
4,806	[1]	Bright Horizons Family Solutions, Inc.	793,230
119		Brinker International, Inc.	4,522
5,356		Burberry Group PLC	141,246
25		Canadian Tire Corp. Ltd.	2,525
280	[1]	Career Education Corp.	5,743
8,300		Casio Computer Co. Ltd.	115,876
28	[1]	Cavco Industries, Inc.	5,137
5,413		Columbia Sportswear Co.	507,685
23,322		Compass Group PLC	591,527
216		Cooper Tire & Rubber Co.	5,074
822	[1]	Crocs, Inc.	18,331
2,398		D. R. Horton, Inc.	118,629
857		Dana, Inc.	10,910
325		Dave & Buster's Entertainment, Inc.	13,991
362	[1]	Deckers Outdoor Corp.	53,377
2,001	[1]	Denny's Corp.	47,204
400		Denso Corp.	16,753
348		Dine Brands Global, Inc.	24,551
12,654		Dollarama, Inc.	484,243
10,603		eBay, Inc.	427,195
8,245		Extended Stay America, Inc.	115,842
3,091		Faurecia	135,368
8,700		Feng Tay Enterprise Co. Ltd.	56,566
11,990		Fiat Chrysler Automobiles NV	156,958
2,660		Fila Korea Ltd.	125,582
24,940		Ford Motor Co.	228,700
24,000		Formosa Taffeta Co.	25,965

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,137	[1]	Frontdoor, Inc.	$ 109,714
16,718		Gentex Corp.	444,699
69	[1]	Gentherm, Inc.	2,532
3,821		Gildan Activewear, Inc.	140,080
238		Group 1 Automotive, Inc.	17,783
86,712		Harvey Norman Holdings Ltd.	256,101
148	[1]	Helen of Troy Ltd.	22,719
8,489		Hennes & Mauritz AB, Class B	162,754
13,521	[1]	Hilton Grand Vacations, Inc.	456,604
8,581		Hilton Worldwide Holdings, Inc.	792,627
8,309		Home Depot, Inc.	1,893,704
10,400		Iida Group Holdings Co. Ltd.	161,618
17,058		Industria de Diseno Textil SA	527,709
5,974		InterContinental Hotels Group PLC	370,174
585		International Speedway Corp., Class A	26,337
408		Jack in the Box, Inc.	34,811
164		Johnson Outdoors, Inc., Class A	9,184
44,220		Jollibee Foods Corp.	201,813
548		Kering	265,681
2,400		Koito Manufacturing Co. Ltd.	112,404
544		LCI Industries	46,104
2,411		LVMH Moet Hennessy Louis Vuitton SA	961,726
1,146		La-Z-Boy, Inc.	36,523
568		Las Vegas Sands Corp.	31,507
1,381	[1]	Laureate Education, Inc.	25,272
3,651		Lowe's Cos., Inc.	409,642
170		M.D.C. Holdings, Inc.	6,574
8,441		Magna International, Inc.	422,621
501		Marine Products Corp.	7,580
15,000		Mazda Motor Corp.	125,633
500		McDonald's Holdings Co. (Japan), Ltd.	23,445
382	[1]	Meritage Corp.	24,960
1,660		Michelin, Class B	174,674
11,000		Mitsubishi Motors Corp.	45,886
84	[1]	Monarch Casino & Resort, Inc.	3,728
6,459		Moncler S.p.A	242,037
246		Movado Group, Inc.	5,294
6,586		Mr. Price Group Ltd.	74,432
88	[1]	NVR, Inc.	316,712
1,305		Naspers Ltd., Class N	297,099
5,339		Next PLC	385,854
1,600		Nitori Holdings Co., Ltd.	230,516
3,890		Nokian Renkaat Oyj	106,544
8,517		Office Depot, Inc.	11,072
513		PVH Corp.	38,885
47,300		Panasonic Corp.	364,324
935	[1]	Party City Holdco, Inc.	4,395
2,970		Persimmon PLC	68,797
31,263		Petrobras Distribuidora SA	217,429

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
16,322		Peugeot SA	$ 365,299
73,000		Pou Chen Corp.	90,933
171	[1]	RH	24,496
840		Rent-A-Center, Inc.	21,445
2,038	[1]	Rubicon Project, Inc./The	20,849
23,600		Ruentex Industries Ltd.	52,326
621	[1]	SeaWorld Entertainment, Inc.	18,015
449	[1]	ServiceMaster Global Holdings, Inc.	25,611
3,300		Shimamura Co. Ltd.	257,479
267		Shoe Carnival, Inc.	8,208
56	[1]	Shutterfly, Inc.	2,849
7,105		Sodexo SA	805,603
368		Standard Motor Products, Inc.	16,306
487		Starbucks Corp.	47,025
5,200		Subaru Corp.	139,081
2,500		Suzuki Motor Corp.	96,170
990		TJX Cos., Inc.	54,420
539		Toll Brothers, Inc.	19,506
102	[1]	TopBuild Corp.	9,447
11,800		Toyoda Gosei Co. Ltd.	219,066
942		Twin River Worldwide Holdings, Inc.	21,336
915	[1]	Under Armour, Inc., Class C	15,482
1,368		V.F. Corp.	112,108
312	[1]	Vera Bradley, Inc.	3,304
260		Volkswagen AG	42,419
282	[1]	Weight Watchers International, Inc.	8,457
25,200		Yamada Denki Co. Ltd.	118,516
400		Yamaha Corp.	17,221
12,400		Yamaha Motor Co.	202,370
188	[1]	Zumiez, Inc.	4,884
		TOTAL	23,633,411
		Consumer Staples—4.3%
5,300		AEON Co. Ltd.	93,860
1,853		Alimentation Couche-Tard, Inc., Class B	116,630
753		Anheuser-Busch InBev NV	71,212
2,432		Archer-Daniels-Midland Co.	92,538
14,247	[1]	Atacadao Distribuicao Comercio e Industria Ltda	76,723
20,323		BIM Birlesik Magazalar AS	164,032
399	[1]	BJ's Wholesale Club Holdings, Inc.	10,478
2,483		British American Tobacco PLC	87,080
2,868		Brown-Forman Corp.	165,111
2,928		Bunge Ltd.	156,384
325		Cal-Maine Foods, Inc.	13,175
355		Calavo Growers, Inc.	31,471
1,400		Calbee, Inc.	42,638
126,400		Charoen Pokphand Foods PCL	44,618
4,006		Church and Dwight, Inc.	319,599
8,110		Clicks Group, Ltd.	106,308
23,878		Coca-Cola Amatil Ltd.	174,980

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
212		Colgate-Palmolive Co.	$ 15,720
3,554		Colruyt SA	182,010
59		Costco Wholesale Corp.	17,391
49,323		Davide Campari - Milano SpA	463,554
21,272		Diageo PLC	909,437
651	[1]	Edgewell Personal Care Co.	18,124
2,363		Empire Co. Ltd., Class A	65,189
1,319		Essity Aktiebolag	41,170
994		Estee Lauder Cos., Inc., Class A	196,802
10,900		Fraser & Neave Holdings Bhd	91,422
6,675		George Weston Ltd.	542,312
2,500		Growell Holdings Co., Ltd.	130,399
4,656	[1]	Herbalife Ltd.	160,306
20,068		Imperial Brands PLC	519,360
10,400		JBS S.A.	74,440
1,668		Kimberly-Clark Corp.	235,371
4,573		Kimberly-Clark de Mexico	9,378
86		Korea Tobacco & Ginseng Corp.	7,242
13,199		Kraft Heinz Co./The	336,838
4,733		L'Oreal SA	1,294,599
10,600		Lion Corp.	205,262
14,152		Loblaw Cos. Ltd.	774,565
6,716		Metro, Inc., Class A	284,953
3,966		MetroWholesale & Food Specialist AG	61,379
13,407	[1]	Monster Beverage Corp.	786,589
6,502		Nestle S.A.	729,681
18,700		Nisshin Seifun Group, Inc.	351,194
3,362		Orkla ASA	30,796
32,800		PT Gudang Garam Tbk	160,601
924	[1]	Performance Food Group Co.	43,234
7,800		Perlis Plantations Bhd	34,583
41,030		Pick'n Pay Stores Ltd.	156,334
2,400		Pigeon Corp.	87,000
1,091	[1]	Pilgrim's Pride Corp.	33,996
6,898		Procter & Gamble Co.	829,346
161		Sanfilippo (John B. & Sons), Inc.	14,909
4,600		Sundrug Co. Ltd.	142,987
6,991		Sysco Corp.	519,641
19,284		Tesco PLC	51,462
21,945		The Coca-Cola Co.	1,207,853
8,866		Tyson Foods, Inc., Class A	824,893
2,316	[1]	US Foods Holding Corp.	93,682
128	[1]	USANA Health Sciences, Inc.	8,700
129,000		Uni-President Enterprises Corp.	314,440
11,207		Unilever PLC	708,850
220		Universal Corp.	11,013
4,664		Vector Group Ltd.	54,475
65		WD 40 Co.	11,849
107,827		Wal-Mart de Mexico SAB de C.V.	305,917

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
482		Walgreens Boots Alliance, Inc.	$ 24,674
6,654		WalMart, Inc.	760,286
25,200		Yamazaki Baking Co. Ltd.	437,407
		TOTAL	17,140,452
		Energy—2.0%
191		Arch Coal, Inc.	14,623
45,335		BP PLC	276,428
431,000		Banpu Public Co. Ltd.	178,723
1,114		CVR Energy, Inc.	44,315
604	[1]	Cactus, Inc.	15,384
7,279		Chevron Corp.	856,884
870	[1]	Comstock Resources, Inc.	4,976
9,140		ConocoPhillips	476,925
167		DMC Global, Inc.	7,253
398		Delek US Holdings, Inc.	13,034
541	[1]	Dril-Quip, Inc.	24,805
1,882		Equinor ASA	32,033
1,514		Exxaro Resources Ltd.	13,595
8,996		Exxon Mobil Corp.	616,046
23,486		Imperial Oil Ltd.	576,301
52,300		JXTG Holdings, Inc.	216,284
144		Liberty Oilfield Services, Inc.	1,551
5,671		Marathon Petroleum Corp.	279,070
664	[1]	Matrix Services Co.	13,194
7,600		Neste Oyj	239,476
440		OMV AG	22,465
4,581		PBF Energy, Inc.	108,570
4,600		PTT Exploration and Production Public Co.	18,670
150,200		PTT Public Co. Ltd.	216,634
424		Peabody Energy Corp.	7,814
13,589	[1]	Petroleo Brasileiro SA	92,770
13,655		Phillips 66	1,346,793
1,172	[1]	Propetro Holding Corp.	12,482
3,359		Repsol SA	48,851
6,913		Royal Dutch Shell PLC, Class B	190,678
176	[1]	Seacor Holdings, Inc.	8,267
28,643	[1]	Tatneft	317,392
13,295		Tenaris S.A.	144,132
17,129		Total S.A.	855,243
317		Tupras Turkiye Petrol Rafinerileri A.S.	6,856
8,202		Valero Energy Corp.	617,447
549	[1]	W&T Offshore, Inc.	2,405
1,634		World Fuel Services Corp.	62,746
		TOTAL	7,981,115
		Financials—8.8%
328		AG Mortgage Investment Trust, Inc.	4,917
249,834		AMP Ltd.	284,850
11,526		Admiral Group PLC	301,269
12,627		Aflac, Inc.	633,623

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
8,061		Ageas	$ 431,803
676,000		Agricultural Bank of China	259,735
3,591	[1]	Alior Bank SA	36,419
6,113		Allianz SE	1,346,721
6,475		Allstate Corp.	662,975
1,602		American Equity Investment Life Holding Co.	34,523
3,007		American Express Co.	361,953
3,292		Ameriprise Financial, Inc.	424,602
406		Ares Commercial Real Estate Corp.	6,086
1,576		Artisan Partners Asset Management, Inc.	41,985
5,347		Assicurazioni Generali SpA	97,121
7,872		Assured Guaranty Ltd.	334,954
21,211		Australia & New Zealand Banking Group, Melbourne	381,580
36,219		BB Seguridade Participacoes SA	285,746
22,427		BS Financial Group, Inc.	124,047
36,072		B3 SA - Brasil Bolsa Balcao	390,250
87		BancFirst Corp.	4,678
164,375		Banco de Chile	23,417
23,127		Banco Santander Brasil SA	237,916
301,065		Banco Santander Chile SA	21,508
3,385		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	4,302
989	[1]	Bancorp, Inc., DE	9,030
6,570	[1]	Bank Hapoalim BM	48,168
44,772		Bank Leumi Le-Israel	305,145
59,240		Bank of America Corp.	1,629,692
151,000		Bank of Communications Ltd.	98,436
384		Bank of Marin Bancorp	15,594
4,167		Bank of Montreal	285,624
712		Bank Zachodni WBK S.A.	54,542
481		Banner Corp.	25,931
974	[1]	Berkshire Hathaway, Inc., Class B	198,121
493	[1]	Blucora, Inc.	11,132
775	[1]	Brighthouse Financial, Inc.	27,327
1,452		Brightsphere Investment Group, Inc.	13,199
137		CNA Financial Corp.	6,457
16,229		CNP Assurances	294,850
173	[1]	Cannae Holdings, Inc.	4,813
5,929		Capital One Financial Corp.	513,570
1,011		Cathay Bancorp, Inc.	33,555
162,180		Chang Hwa Bank	104,090
13,312		Charles Schwab Corp.	509,450
426,000		China CITIC Bank Corp. Ltd.	222,296
219,000		China Construction Bank Corp.	161,919
8,000	[2]	China Ding Yi Feng Holdings Ltd	621
46,000		China Everbright Bank Co. Ltd.	19,143
343,000		China Huarong Asset Management Co. Ltd.	53,627
77,600		China Insurance International Holdings Co. Ltd.	173,686
81,000		China Life Insurance Co. Ltd.	188,190
67,500		China Merchants Bank Co. Ltd.	305,543

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
132,000		China Minsheng Banking Corp. Ltd.	$ 86,658
41,231		Commerzbank AG, Frankfurt	233,723
30,100		Concordia Financial Group Ltd.	103,196
1,387		ConnectOne Bancorp, Inc.	28,406
8,854,780		Corpbanca	68,718
4,200		DBS Group Holdings Ltd.	74,145
14,392		DNB Bank ASA	231,742
3,882		Deutsche Boerse AG	570,619
2,202		Discover Financial Services	176,094
11,647		E*Trade Financial Corp.	486,146
385,698		E.Sun Financial Holding Co. Ltd.	309,817
594		Eagle Bancorp, Inc.	24,200
10,325		East West Bancorp, Inc.	424,667
574		Employers Holdings, Inc.	24,757
666	[1]	Enova International, Inc.	15,917
533		Enterprise Financial Services Corp.	21,011
1,531		Erste Group Bank AG	49,285
816		Essent Group Ltd.	39,576
6,275		Exor NV	426,867
84,000		Far East Horizon	74,978
168		Federal Agricultural Mortgage Association, Class C	13,835
3,015		First BanCorp	28,884
455		First Bancorp, Inc.	16,025
98		First Commmonwealth Financial Corp.	1,212
859		First Defiance Financial Corp.	22,463
813		First Merchants Corp.	29,040
56,452		FirstRand Ltd.	223,041
11,438	[1]	Genworth Financial, Inc., Class A	50,670
8,987		Gjensidige Forsikring ASA	173,396
140		Great Southern Bancorp, Inc.	7,888
915		Great-West Lifeco, Inc.	19,504
39,775		Grupo Financiero Banorte S.A. de C.V.	214,618
56,880		HSBC Holdings PLC	409,041
2,983		Hana Financial Holdings	79,916
945		Hancock Whitney Corp.	33,179
181		Hannover Rueckversicherung SE	28,798
14,570		Hargreaves Lansdown PLC	333,331
896		Heritage Commerce Corp.	10,385
45		Hingham Institution for Savings	8,105
50,800		Hong Leong Bank Berhad	200,130
1,700		Hong Leong Credit Berhad	6,807
414		Houlihan Lokey, Inc.	18,291
5,156		Hyundai Marine & Fire Insurance Co.	101,786
11,231		IRB Brasil Resserguros S/A	294,268
369		Iberiabank Corp.	25,457
582		Independent Bank Corp.- Michigan	11,308
21,000		Industrial & Commercial Bank of China	13,213
19,311		Industrial Bank of Korea	197,681
653		International Bancshares Corp.	23,240

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
2,318		Invesco Mortgage Capital, Inc.	$ 34,840
4,213		Investors Bancorp, Inc.	46,764
10,084		JPMorgan Chase & Co.	1,107,828
5,007		KB Financial Group, Inc.	163,884
749		KBC Groupe	43,389
175		Komercni Banka A.S.	6,207
53,890		Korea Life Insurance Co., Ltd.	112,662
95,700		Krung Thai Bank PLC	53,736
15,721		L E Lundbergforetagen AB	589,087
2,205		LPL Investment Holdings, Inc.	165,265
1,296		Ladder Capital Corp.	21,747
4,901		Ladenburg Thalmann Financial Services, Inc.	9,606
455		LegacyTexas Financial Group, Inc.	18,382
70,434		Legal & General Group PLC	188,447
3,525		London Stock Exchange Group PLC	298,486
3,818		MSCI, Inc., Class A	895,817
77,927		Medibank Private Ltd.	190,834
19,839		MetLife, Inc.	878,868
3,326	[1]	Mizrahi Tefahot Bank Ltd.	76,530
142,100		Mizuho Financial Group, Inc.	206,668
17,408		Morgan Stanley	722,258
4,589		Muenchener Rueckversicherungs-Gesellschaft AG	1,099,034
754	[1]	NMI Holdings, Inc.	21,368
23,713		NN Group NV	794,598
649		National Bank Holdings Corp.	21,183
879		National General Holdings Corp.	20,727
38		National Western Life Insurance Co., Class A	9,797
3,700		New China Life Insurance Co. Ltd.	14,509
629		OFG Bancorp.	12,907
1,868		OTP Bank RT	74,327
4,663		Onex Corp.	273,952
2,203		Orange Life Insurance Ltd.	48,927
2,400		Oversea-Chinese Banking Corp. Ltd.	18,369
4,972		PNC Financial Services Group	641,040
178,100		PT Bank Central Asia	381,713
612,000		People's Insurance, Co. (Group) of China Ltd.	238,892
349		People's Utah Bancorp	9,249
37,500		Ping An Insurance (Group) Co. of China Ltd.	427,394
403,000		Postal Savings Bank of China Co. Ltd.	242,435
10,050		Power Corp. of Canada	211,885
17,188		Powszechna Kasa Oszczednosci Bank Polski SA	169,020
271		Preferred Bank Los Angeles, CA	13,539
1,028		Provident Financial Services, Inc.	24,477
12,700		RHB Capital Berhad	17,196
46,303		RMB Holdings Ltd.	217,894
2,355		Radian Group, Inc.	53,105
3,431		Raymond James Financial, Inc.	269,368
2,270		Ready Capital Corp.	33,324
171		Republic Bancorp, Inc.	7,259

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
651		SEI Investments Co.	$ 37,439
2,593		Samsung Life Insurance Co., Ltd.	145,670
9,543		Scor SA	380,918
680,528		Shin Kong Financial Holdings Co. Ltd.	199,155
8,635		Shinhan Financial Group Co. Ltd.	290,324
5,800		Singapore Exchange Ltd.	34,232
33,977		Skand Enskilda BKN, Class A	292,252
20,637		Standard Bank Group Ltd.	240,969
1,321		Sterling Bancorp, Inc./MI	12,325
5,700		Sumitomo Mitsui Trust Holdings, Inc.	185,972
3,188		Suncorp Group Ltd.	29,681
6,116		Swiss Re AG	588,615
549		TCF Financial Corp.	21,169
3,707		TRYG A/S	110,945
569,100		Taiwan Business Bank	222,745
469,401		Taiwan Cooperative Financial Holding Co. Ltd.	298,421
1,248		The Bank of NT Butterfield & Son Ltd.	34,395
656		The First of Long Island Corp.	14,275
12,197		Toronto Dominion Bank	661,427
736		United Community Banks, Inc.	19,438
1,608		United Community Financial Corp.	15,517
25,700		United Overseas Bank Ltd.	461,585
728		Universal Insurance Holdings, Inc.	18,200
295	[1]	Watford Holdings Ltd.	6,844
27,232		Wells Fargo & Co.	1,268,194
843		Wendel SA	118,285
1,243		Wesbanco, Inc.	42,535
2,326		Western Asset Mortgage Capital Corp.	21,864
		TOTAL	35,088,949
		Health Care—5.1%
12,832	[1]	Achillion Pharmaceuticals, Inc.	55,819
104	[1]	Addus Homecare Corp.	9,150
5,876	[1]	Akebia Therapeutics, Inc.	24,268
14,964	[1]	Akorn, Inc.	43,246
14,000		Alfresa Holdings Corp.	316,303
420	[1]	Amedisys, Inc.	54,058
7,147		AmerisourceBergen Corp.	587,984
720	[1]	Amneal Pharmaceuticals, Inc.	1,836
191	[1]	Amphastar Pharmaceuticals, Inc.	4,290
67		Anthem, Inc.	17,522
1,325	[1]	Apellis Pharmaceuticals, Inc.	38,557
5,631	[1]	Arcus Biosciences, Inc.	43,978
1,967		AstraZeneca PLC	175,503
2,782	[1]	Athenex, Inc.	40,979
10,144		Baxter International, Inc.	892,165
64	[1]	BeyondSpring, Inc.	1,155
3,899	[1]	Bio-Rad Laboratories, Inc., Class A	1,316,731
144	[1]	BioTelemetry, Inc.	5,710
18,912		Bristol-Myers Squibb Co.	909,100

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
3,553		Cardinal Health, Inc.	$ 153,241
255	[1]	Cardiovascular Systems, Inc.	12,350
1,084	[1]	Catalyst Pharmaceutical Partners, Inc.	6,677
11,257	[1]	Celgene Corp.	1,089,678
302	[1]	Celltrion, Inc.	39,129
2,999	[1]	ChemoCentryx, Inc.	19,973
1,901		Coloplast A.S., Class B	226,613
82	[1]	Cortexyme, Inc.	1,628
652	[1]	Corvel Corp.	54,918
3,770	[1]	Cytomx Therapeutics, Inc.	33,101
6,158	[1]	Davita, Inc.	347,126
3,900		Eisai Co. Ltd.	199,018
917	[1]	Endo International PLC	2,173
332		Ensign Group, Inc.	16,567
15,109	[1]	Exelixis, Inc.	299,914
2,183		Fresenius Medical Care AG & Co. KGaA	146,845
60	[1]	Genomic Health, Inc.	4,600
43,321		GlaxoSmithKline PLC	901,700
371	[1]	Globus Medical, Inc.	18,947
3,627		HCA Healthcare, Inc.	435,965
324	[1]	HMS Holdings Corp.	11,836
589	[1]	Haemonetics Corp.	78,649
754	[1]	Halozyme Therapeutics, Inc.	12,456
20	[1]	HealthEquity, Inc.	1,187
2,910		Humana, Inc.	824,141
14,494	[1]	Incyte Genomics, Inc.	1,185,899
83	[1]	Inogen, Inc.	3,849
201	[1]	Integer Holdings Corp.	14,552
4,505	[1]	Kodiak Sciences, Inc.	49,555
426	[1]	LHC Group, Inc.	50,481
402	[1]	MacroGenics, Inc.	5,765
494	[1]	Magellan Health, Inc.	31,127
3,486	[1]	Magenta Therapeutics, Inc.	36,010
7,344		McKesson Corp.	1,015,455
20,200		Medipal Holdings Corp.	428,539
1,871		Merck & Co., Inc.	161,785
894	[1]	Merit Medical Systems, Inc.	31,093
10,500		Mitsubishi Tanabe Pharma Corp.	116,017
723	[1]	Molina Healthcare, Inc.	94,192
3,805	[1]	Momenta Pharmaceuticals, Inc.	48,057
101	[1]	Natus Medical, Inc.	2,796
7,274	[1]	Neurocrine Biosciences, Inc.	723,181
288	[1]	NextGen Healthcare, Inc.	4,092
17,090		Novartis AG	1,538,942
9,365		Novo Nordisk A/S	488,252
373	[1]	Omnicell, Inc.	26,781
86	[1]	OraSure Technologies, Inc.	568
2,685	[1]	Organogenesis Holdings, Inc.	11,062
2,000		Orion Oyj	74,285

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
24	[1]	Orthofix Medical, Inc.	$ 1,220
1,573	[1]	Progenics Pharmaceuticals, Inc.	6,921
291	[1]	Providence Service Corp.	16,357
1,291		Recordati SPA	56,562
2,778	[1]	Regeneron Pharmaceuticals, Inc.	805,759
4,422	[1]	Replimune Group, Inc.	45,900
411	[1]	resTORbio, Inc.	3,954
803	[1]	Rigel Pharmaceuticals, Inc.	1,357
777		Roche Holding AG	212,536
1,759	[1]	Scholar Rock Holding Corp.	18,628
1,600		Shionogi and Co.	85,631
4,732	[1]	Siga Technologies, Inc.	23,755
260		Simulations Plus, Inc.	9,389
20,800		Sinopharm Group Co. Ltd.	74,961
561	[1]	Spectrum Pharmaceuticals, Inc.	4,118
100	[1]	Staar Surgical Co.	3,011
89		Straumann Holding AG	69,792
1,700		Sumitomo Dainippon Pharma Co., Ltd.	29,646
5,900		Suzuken Co. Ltd.	316,580
214	[1]	Tactile Systems Technology, Inc.	10,794
256	[1]	Tandem Diabetes Care, Inc.	18,542
184	[1]	Tivity Health, Inc.	3,360
447	[1]	Triple-S Management Corp., Class B	9,172
282	[1]	Twist Bioscience Corp.	8,186
322		UCB SA	24,097
7,139		UnitedHealth Group, Inc.	1,670,526
195	[1]	Vanda Pharmaceuticals, Inc.	2,748
365	[1]	Veracyte, Inc.	9,673
5,832	[1]	Vertex Pharmaceuticals, Inc.	1,049,877
348	[1]	Xencor, Inc.	12,973
		TOTAL	20,225,146
		Industrials—6.5%
61,513		ADT, Inc.	292,802
604		AZZ, Inc.	24,927
10,792		Adecco Group AG	567,963
1,132		Airbus Group SE	156,085
130,400		Airports of Thailand Public Co. Ltd.	306,022
297		Alamo Group, Inc.	33,911
181		Albany International Corp., Class A	14,882
44,428		Alfa, S.A. de C.V., Class A	38,062
10,186		Allison Transmission Holdings, Inc.	452,564
21,100		Amada Holdings Co. Ltd.	219,366
2,821		Ametek, Inc.	242,409
584		Andritz AG	20,575
614		Applied Industrial Technologies, Inc.	32,781
450		ArcBest Corp.	13,325
12,551		Ashtead Group PLC	347,185
296	[1]	Astronics Corp.	8,143
1,037	[1]	Atkore International Group, Inc.	30,083

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
89,278		Aurizon Holdings Ltd.	$ 354,926
266	[1]	Avis Budget Group, Inc.	6,589
27,100		BOC Aviation Ltd.	234,833
51,900		BTS Group Holdings PCL	22,873
88		Barrett Business Services, Inc.	7,667
4,623		Boeing Co.	1,683,188
876	[1]	Builders Firstsource, Inc.	17,038
13,088		Bunzl PLC	320,737
981	[1]	CBIZ, Inc.	21,916
866	[1]	CIRCOR International, Inc.	29,764
158	[1]	CJ Corp.	7,305
49,000		CRRC Corp. Ltd.	33,615
502		CSW Industrials, Inc.	34,241
7,547		CSX Corp.	505,800
1,383		Caterpillar, Inc.	164,577
191		Cheil Jedang Corp.	12,849
150,000		China Communication Services Corp. Ltd.	83,541
1,000		China Communications Construction Co. Ltd.	774
91,500	[1]	China COSCO Holdings Co. Ltd., Class H	32,543
197,000		China Railway Construction Corp. Ltd.	212,095
281,000		China Railway Group Ltd.	183,412
193	[1]	Cimpress NV	22,135
181,000		Citic Pacific Ltd.	213,694
478		Comfort Systems USA, Inc.	18,479
460		Cummins, Inc.	68,664
2,514		DSV, De Sammensluttede Vognmad AS	249,094
254	[1]	DXP Enterprises, Inc.	8,242
13,700		Dai Nippon Printing Co. Ltd.	295,896
1,500		Daifuku Co.	70,636
63		Dassault Aviation SA	89,690
11,192		Delta Air Lines, Inc.	647,569
737		Eiffage SA	76,387
318		Emcor Group, Inc.	27,806
153		Encore Wire Corp.	8,260
11,897		Experian PLC	364,693
312		Exponent, Inc.	22,118
224	[1]	FTI Consulting, Inc.	24,223
57,000		Far Eastern New Century Corp.	51,696
353		Federal Signal Corp.	10,488
3,705		Ferguson PLC	272,685
951	[1]	Foundation Building Materials, Inc.	16,291
6,500		Fuji Electric Co.	184,854
46	[1]	GMS, Inc.	1,355
9,568		Genivar Income Fund	517,997
2,063	[1]	Great Lakes Dredge & Dock Corp.	22,363
11,086		Grupo Aeroportuario del Pacifico SA, Class B	105,387
2,965		Grupo Aeroportuario del Sureste SAB de CV, Class B	43,662
5,194		Han Wha	104,754
367	[1]	Harsco Corp.	6,569

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
686		Hawaiian Holdings, Inc.	$ 16,745
524		Heidrick & Struggles International, Inc.	13,912
965		Hillenbrand, Inc.	26,480
9,752		Honeywell International, Inc.	1,605,374
1,600		Hoshizaki Electric Co., Ltd.	115,112
171		ICF International, Inc.	14,477
6,728		Ingersoll-Rand PLC	814,694
534		Insperity, Inc.	52,898
3,700		International Container Terminal Services, Inc.	9,643
6,327		Intertek Group PLC	418,458
8,400		Itochu Corp.	167,276
9,500		JGC Corp.	110,111
11,400		JTEKT Corp.	123,281
527		KForce Com, Inc.	17,149
16,900		Kajima Corp.	205,279
406		Koc Holding A.S.	1,219
972		LG Corp.	57,134
1,254		L3Harris Technologies, Inc.	265,108
17,459		Latam Airlines Group SA	146,618
6,100		MISC Bhd	10,498
258		MOOG, Inc., Class A	20,963
1,509	[1]	MRC Global, Inc.	18,968
500		MTR Corp. Ltd.	2,883
2,871		MTU Aero Engines GmbH	784,803
456	[1]	MYR Group, Inc.	13,074
4,017		Manpower, Inc.	328,350
73,700		Marubeni Corp.	469,541
133	[1]	Masonite International Corp.	7,101
1,915	[1]	Meritor, Inc.	32,210
164		Miller Herman, Inc.	6,934
55,400		Mitsubishi Electric Corp.	667,598
928		Mueller Industries, Inc.	24,462
220,000		NWS Holdings Ltd.	377,862
1,500		Nippon Express Co. Ltd.	77,349
1,195		nVent Electric PLC	24,211
13,900		Obayashi Corp.	127,856
72		Park-Ohio Holdings Corp.	1,958
2,461		Parker-Hannifin Corp.	407,960
99	[1]	Patrick Industries, Inc.	3,578
161		Pentair PLC	5,783
6,900		Persol Holdings Co. Ltd.	139,727
444		Primoris Services Corp.	8,676
1,721		Quanex Building Products Corp.	29,636
14,600		Recruit Holdings Co. Ltd.	441,654
12,412		Relx PLC	297,075
165		Resources Connection, Inc.	2,731
1,441	[1]	Rexnord Corp.	37,725
4,223		Rollins, Inc.	138,557
2,012		Roper Technologies, Inc.	737,921

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
159		Rush Enterprises, Inc.	$ 5,742
2,100		SG Holdings Co. Ltd.	56,108
45		SGS SA	110,578
7,100		SKF Ab, Class B	114,705
460	[1]	SPX Corp.	17,457
139	[1]	Saia, Inc.	11,890
12,425		Sandvik AB	178,305
6,620		Schneider Electric SA	554,649
16,600		Shimizu Corp.	138,230
19,000		Sinotruk Hong Kong Ltd.	29,176
13,928		Skanska AB, Class B	261,169
841		SkyWest, Inc.	48,156
7,878		Southwest Airlines Co.	412,177
113	[1]	Spirit Airlines, Inc.	4,242
995		Steelcase, Inc., Class A	15,452
11,000		Sumitomo Heavy Industries	315,460
116,170		Sydney Airport	660,210
166		Systemax, Inc.	3,332
3,300		Taisei Corp.	116,594
869	[1]	Teledyne Technologies, Inc.	268,165
559		Tetra Tech, Inc.	45,346
2,111		Thomson Reuters Corp.	145,062
131	[1]	Titan Machinery, Inc.	1,973
36,700		Toppan Printing Co. Ltd.	584,008
4,000		Toshiba Corp.	124,128
10,700		Toyota Tsusho Corp.	331,246
165	[1]	Trex Co., Inc.	14,112
1,314	[1]	TriMas Corp.	38,605
100	[1]	TrueBlue, Inc.	1,941
137		Unifirst Corp.	26,840
1,420		Union Pacific Corp.	229,983
2,176	[1]	United Airlines Holdings, Inc.	183,459
322		Universal Forest Products, Inc.	12,590
121		Universal Truckload Services, Inc.	2,535
410		Vestas Wind Systems A/S	30,080
305		Viad Corp.	19,712
11,001		Volvo AB, Class B	152,081
43,817		Weg SA	238,078
179,000		Weichai Power Co. Ltd., Class H	272,454
1,016	[1]	Wesco Aircraft Holdings, Inc.	11,176
3,709		Wolters Kluwer NV	267,187
11,200		Yamato Holdings Co. Ltd.	193,490
150,000		Zhejiang Expressway Co. Ltd.	125,228
		TOTAL	26,118,778
		Information Technology—7.6%
101	[1]	ACI Worldwide, Inc.	3,008
1,755		ASML Holding N.V.	390,856
3,310	[1]	Adobe, Inc.	941,728
553	[1]	Advanced Energy Industries, Inc.	28,557

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
4,700		Advantest Corp.	$ 192,420
1,101	[1]	Agilysys, Inc.	30,002
2,616	[1]	Amkor Technology, Inc.	22,890
410	[1]	Anixter International, Inc.	24,588
6,361	[1]	Ansys, Inc.	1,313,928
11,229		Apple, Inc.	2,343,941
9,113		Automatic Data Processing, Inc.	1,547,752
1,130		Benchmark Electronics, Inc.	29,922
780	[1]	Box, Inc.	11,411
385		Broadcom, Inc.	108,816
14,500		Brother Industries Ltd.	251,241
2,862		CDW Corp.	330,561
453	[1]	CGI, Inc., Class A	35,528
752		CSG Systems International, Inc.	40,518
9,088	[1]	Cadence Design Systems, Inc.	622,346
13,300		Canon, Inc.	345,787
567	[1]	Casa Systems, Inc.	3,266
420		Cass Information Systems, Inc.	21,252
195	[1]	Cirrus Logic, Inc.	10,460
34,607		Cisco Systems, Inc.	1,619,954
9,788	[1]	CommScope Holdings Co., Inc.	105,123
402	[1]	Commvault Systems, Inc.	17,435
191,000		Compal Electronics, Inc.	109,094
146		Constellation Software, Inc.	142,196
150	[1]	Cornerstone OnDemand, Inc.	7,826
155		Dassault Systemes SA	21,865
63	[1]	Diodes, Inc.	2,303
1,013	[1]	EPAM Systems, Inc.	193,817
313	[1]	ePlus, Inc.	25,578
312	[1]	Exlservice Holding, Inc.	21,122
6,600		FUJIFILM Holdings Corp.	282,184
513	[1]	Fabrinet	25,901
3,870	[1]	Fortinet, Inc.	306,427
4,300		Fujitsu Ltd.	332,347
4,964		Hewlett Packard Enterprise Co.	68,602
1,700		Hitachi High-Technologies Corp.	91,581
11,700		Hitachi Ltd.	398,885
330	[1]	Ichor Holdings Ltd.	7,016
547	[1]	Insight Enterprises, Inc.	26,289
477	[1]	Instructure, Inc.	19,729
27,121		Intel Corp.	1,285,807
452		InterDigital, Inc.	22,225
4,977		Intuit, Inc.	1,435,168
331		j2 Global, Inc.	28,003
847		Kemet Corp.	14,187
609	[1]	Kimball Electronics, Inc.	8,045
885		Lam Research Corp.	186,301
1,634	[1]	Lattice Semiconductor Corp.	32,173
5,500		Legend Holdings Corp.	11,807

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
342,000		Lenovo Group Ltd.	$ 223,940
30,000		Lite-On Technology Corp.	47,696
679		ManTech International Corp., Class A	47,720
6,137		Mastercard, Inc., Class A	1,726,768
385		Maximus, Inc.	29,622
883		Methode Electronics, Inc., Class A	28,026
4,594	[1]	Micron Technology, Inc.	207,970
18,275		Microsoft Corp.	2,519,392
116	[1]	MicroStrategy, Inc., Class A	16,622
1,738	[1]	Mobile Iron, Inc.	11,992
1,755		Monotype Imaging Holdings, Inc.	34,661
1,414		NIC, Inc.	29,439
117	[1]	Nanometrics, Inc.	3,193
3,800		Nippon Electric Glass Co. Ltd.	78,691
5,200		Nomura Research Institute Ltd.	103,327
3,500		Omron Corp.	172,749
7,900		Otsuka Corp.	292,852
1,236	[1]	Pagerduty, Inc.	48,538
4,476		Paychex, Inc.	365,689
766	[1]	Paycom Software, Inc.	191,592
2,589	[1]	PayPal Holdings, Inc.	282,330
159	[1]	Perficient, Inc.	5,858
20	[1]	Plexus Corp.	1,144
123		Progress Software Corp.	4,647
1,817	[1]	Proofpoint, Inc.	206,429
224	[1]	Qualys, Inc.	17,835
378	[1]	Rapid7, Inc.	20,295
6,164		SK Hynix, Inc.	393,775
153	[1]	SMART Global Holdings, Inc.	4,347
440	[1]	SPS Commerce, Inc.	22,238
17,585		STMicroelectronics N.V.	312,408
253		Samsung Electro-Mechanics Co.	18,607
28,165		Samsung Electronics Co. Ltd.	1,022,939
869		Samsung SDS Co. Ltd.	140,599
536	[1]	Sanmina Corp.	15,490
408	[1]	ScanSource, Inc.	11,530
355		Science Applications International Corp.	31,244
22,400		Seiko Epson Corp.	297,379
1,064	[1]	Semtech Corp.	44,656
4,080		Skyworks Solutions, Inc.	307,102
118,000		Synnex Technology International Corp.	138,941
5,721	[1]	TEMENOS Group AG	959,779
99,000	[1]	Taiwan Semiconductor Manufacturing Co. Ltd.	815,384
12,061		Texas Instruments, Inc.	1,492,549
1,700		Tokyo Electron Ltd.	303,848
663	[1]	Verint Systems, Inc.	35,331
2,309		Visa, Inc., Class A	417,513
992		Vishay Intertechnology, Inc.	15,703
7,000		Walsin Technology Corp.	35,132

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
3,157		Western Digital Corp.	$ 180,801
108		Wire Card AG	17,208
2,148	[1]	Workday, Inc.	380,797
120	[1]	Workiva, Inc.	5,773
728		XPERI Corp.	13,337
22,072		Xerox Holdings Corp.	639,867
10,981		Yageo Corp.	79,208
700		Yokogawa Electric Corp.	12,684
7,800	[1]	ZTE Corp.	19,218
707	[1]	Zscaler, Inc.	48,599
		TOTAL	30,452,771
		Materials—3.0%
426	[1]	AdvanSix, Inc.	9,517
70,036		Alumina Ltd.	102,199
10,948		Anglo American PLC	236,651
1,902		Anglogold Ltd.	43,288
11,000		Anhui Conch Cement Co. Ltd., Class H	61,687
14,960		ArcelorMittal SA	215,852
35,000		Asia Cement Corp.	47,837
22,275		BHP Group PLC	481,684
3,370	[1]	Berry Global Group, Inc.	131,902
816		Boise Cascade Co.	25,622
201		Celanese Corp.	22,787
16,580		Cherepovets MK Severstal	247,815
270,000		China National Building Material Co. Ltd.	230,183
178,000		China Resources Cement Holdings Ltd.	157,147
18,493	[1]	Companhia Siderurgica Nacional SA	64,129
2,833		Corteva, Inc.	83,064
6,041		Croda International PLC	345,826
2,923		Domtar, Corp.	96,313
11,582		Dow, Inc	493,741
478		Ecolab, Inc.	98,616
1,046		Ems-Chemie Holdings Ag	622,504
20,904		Evraz PLC	126,350
307	[1]	Ferro Corp.	3,128
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
50,000		Formosa Plastic Corp.	149,490
67,846		Fortescue Metals Group Ltd.	364,551
3,985		Freeport-McMoRan, Inc.	36,622
221		FutureFuel Corp.	2,382
36,489		Gold Fields Ltd.	215,871
45		Greif, Inc., Class A	1,584
114		Hawkins, Inc.	5,056
275	[1]	Ingevity Corp.	20,947
208,000		Jiangxi Copper Co. Ltd.	233,351
1,124		KGHM Polska Miedz SA	22,088
8,487		Koninklijke DSM NV	1,056,640
21,372		LafargeHolcim Ltd.	1,011,431
4,315	[1]	Lithion Energy	1,491

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
622		Louisiana-Pacific Corp.	$ 14,953
547		Materion Corp.	32,185
19,700		Mitsubishi Gas Chemical Co., Inc.	236,409
7,400		Mitsubishi Materials Corp.	178,989
1,022		Myers Industries, Inc.	17,200
22,577		Newmont Goldcorp Corp.	900,597
4,300		Nissan Chemical Industries	181,608
1,600		Nitto Denko Corp.	74,327
1,064		Norilsk Nickel	255,221
25,552		Novolipetski Metallurgicheski Komb OAO	56,793
6,974		Nucor Corp.	341,587
2,261		Nutrien Ltd.	113,865
9,200		Oji Holdings Corp.	42,768
18,400		PT Indah Kiat Pulp & Paper Corp.	8,840
117,400		Petronas Chemicals BHD	193,139
3,624	[3]	Phosagro OAO, GDR	46,822
8		Quaker Chemical Corp.	1,271
12,278		Rio Tinto PLC	619,212
520		Schnitzer Steel Industries, Inc., Class A	11,513
3,100		Shin-Etsu Chemical Co. Ltd.	311,950
4,500		Showa Denko KK	116,505
17,357		Southern Copper Corp.	548,481
216		Stepan Co.	20,604
589	[1]	SunCoke Energy, Inc.	3,675
5,800		Taiheiyo Cement Corp.	146,216
1,196		Tredegar Industries, Inc.	20,679
1,053		Trinseo SA	36,950
11,245		UPM - Kymmene Oyj	303,374
1,180		Va Stahl Ag	27,210
827		Valhi, Inc.	1,613
509	[1]	Verso Corp.	5,197
946		Warrior Met Coal, Inc.	19,771
1,082		West Fraser Timber Co. Ltd.	38,115
		TOTAL	11,996,985
		Real Estate—2.1%
2,000		Agile Group Holdings Ltd.	2,542
867		Alexander and Baldwin, Inc.	19,846
192		American Assets Trust, Inc.	8,997
3,901		American Tower Corp.	897,971
28,500		Ascendas Real Estate Investment Trust	63,216
912		Avalonbay Communities, Inc.	193,855
12,078		Brixmor Property Group, Inc.	222,598
18,000		CIFI Holdings Group Co. Ltd.	9,628
13,600		CapitaLand Commercial Trust Ltd.	20,868
53,700		CapitaLand Mall Trust	102,481
1,885		CareTrust REIT, Inc.	44,844
3,977		CatchMark Timber Trust, Inc.	39,412
45,000		China Aoyuan Group Ltd.	52,740
4,000		China Resources Bejing Land	16,175

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
6,100		China Vanke Co. Ltd.	$ 20,998
758		CoreCivic, Inc.	12,848
2,111		Corepoint Lodging, Inc.	19,210
185,000		Country Garden Holdings Co.	228,435
2,000		Daito Trust Construction Co. Ltd.	257,184
1,263		DiamondRock Hospitality Co.	11,961
13,224		Duke Realty Corp.	439,962
583		EastGroup Properties, Inc.	72,595
14,196		Equity Residential Properties Trust	1,203,253
546		Essential Properties Realty Trust, Inc.	12,400
88,000		Evergrande Real Estate Group Limited	181,369
2,830		Fibra Uno Administracion SA	3,918
646		First Industrial Realty Trust	25,162
34,000		Franshion Properties of China Ltd.	18,893
224,000		Future Land Development Holdings Ltd.	176,334
83,214		General Property Trust Group	358,423
942		Geo Group, Inc.	16,165
44,146		H&R Real Estate Investment Trust	750,356
19,249		HCP, Inc.	668,133
64,900		Henderson Land Development Co. Ltd.	301,198
82,000	[1]	Kaisa Group Holdings Ltd.	28,203
962		Life Storage, Inc.	101,934
3,500		Longfor Properties	12,440
193	[1]	Marcus & Millichap Co., Inc.	6,963
730		Monmouth Real Estate Investment Corp.	9,578
7,443		New Senior Investment Group, Inc.	46,519
1,552		Newmark Group, Inc.	13,471
1,530		NorthStar Realty Europe Corp.	25,903
1,732		Office Properties Income Trust	46,955
112		PS Business Parks, Inc.	20,116
749		RLJ Lodging Trust	12,141
883		Rexford Industrial Realty, Inc.	39,020
48,800		Robinson's Land Corp., Class B	23,437
434		STAG Industrial, Inc.	12,621
107,420		Scentre Group	292,225
21,500		Shimao Property Holdings Ltd.	60,479
5,797		Spirit Realty Capital, Inc.	277,908
209,930		Stockland Trust Group	639,164
67,000		Sunac China Holdings	266,712
383		Terreno Realty Corp.	19,364
687		Urban Edge Properties	12,029
312,000		Yuexiu Property Co., Ltd.	67,000
		TOTAL	8,508,152
		Utilities—2.0%
9,951		AES Corp.	152,549
9,870		Ameren Corp.	761,471
2,213		American Electric Power Co., Inc.	201,715
491		American States Water Co.	45,432
402,860		AusNet Services	488,232

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
13,000		Beijing Enterprises Holdings Ltd.	$ 61,776
1,193		CEZ A.S.	26,274
45,000		CLP Holdings Ltd.	462,068
152		Chesapeake Utilities Corp.	14,376
135,000		China Power International Development Ltd.	29,208
18,000		China Resources Logic Ltd.	88,920
4,216		DTE Energy Co.	546,647
2,892		E.On AG	26,888
9,200		ENN Energy Holdings Ltd.	104,686
38,588		Endesa SA	991,658
1,254		Enel SpA	9,089
672,000	[3]	HK Electric Investments Ltd.	643,471
94,040		Hong Kong and China Gas Co. Ltd.	181,004
55,418		Iberdrola SA	570,047
7,730		Manila Electric Co.	54,169
7,366		NextEra Energy, Inc.	1,613,743
689		Northwestern Corp.	49,911
2,620,134		OJSC Inter Rao Ues	169,171
1,767		Orsted A/S	168,629
252		Otter Tail Corp.	12,756
1,019		PNM Resources, Inc.	51,979
1,700		Petronas Gas	6,500
1,306		Portland General Electric Co.	74,298
5,698		Severn Trent PLC	143,635
659		Southern Co.	38,393
663		Unitil Corp.	40,025
		TOTAL	7,828,720
		TOTAL COMMON STOCKS (IDENTIFIED COST $177,642,135)	203,053,100
		ASSET-BACKED SECURITIES—0.1%
$ 35,428	[4]	Chesapeake Funding II LLC 2016-2A, Class A2, 3.195% (1-month USLIBOR +1.000%), 6/15/2028	35,464
171,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	170,889
72,972		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	73,040
30,512		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	30,625
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $309,891)	310,018
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.0%
137,682		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025 (IDENTIFIED COST $140,430)	139,390
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	264,865
235,000	[4]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	275,899
255,000		Bank, Class A4, 3.488%, 11/15/2050	278,978
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	233,466
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	218,794
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	478,160
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	319,581
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	52,617

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	$ 106,900
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,125,881)	2,229,260
		CORPORATE BONDS—5.4%
		Basic Industry - Chemicals—0.0%
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	15,060
		Basic Industry - Metals & Mining—0.0%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	106,545
		Basic Industry - Paper—0.0%
150,000	[1,2,5]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	195,406
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.893% (3-month USLIBOR +1.735%), 2/15/2042	69,018
		TOTAL	264,424
		Capital Goods - Building Materials—0.1%
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	140,405
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	201,654
		TOTAL	342,059
		Capital Goods - Diversified Manufacturing—0.1%
30,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	36,821
300,000		Valmont Industries, Inc., 5.250%, 10/1/2054	324,575
		TOTAL	361,396
		Commercial Mortgage—0.0%
150,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	169,714
		Communications - Cable & Satellite—0.1%
200,000		CCO Safari II LLC, 4.908%, 7/23/2025	221,207
		Communications - Media & Entertainment—0.2%
310,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	334,099
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	22,183
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	86,540
350,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	371,982
		TOTAL	814,804
		Communications - Telecom Wireless—0.0%
75,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	86,992
		Communications - Telecom Wirelines—0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	350,043
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	217,147
		TOTAL	567,190
		Consumer Cyclical - Automotive—0.1%
275,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	276,879
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	72,395
		TOTAL	349,274
		Consumer Cyclical - Retailers—0.2%
100,000		Advance Auto Parts, Inc., 4.500%, 12/1/2023	107,754
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	311,636
94,375		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	101,145
120,000		Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	117,331
		TOTAL	637,866

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—0.1%
$200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	$ 203,881
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	139,354
		TOTAL	343,235
		Consumer Non-Cyclical - Food/Beverage—0.3%
425,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 5.550%, 1/23/2049	560,674
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	217,911
250,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	259,615
100,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	106,058
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	132,370
70,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	88,852
		TOTAL	1,365,480
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
125,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.950%, 3/15/2049	146,529
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	96,811
		TOTAL	243,340
		Consumer Non-Cyclical - Products—0.1%
270,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	280,202
		Consumer Non-Cyclical - Supermarkets—0.1%
375,000		Kroger Co., Sr. Unsecd. Note, 5.400%, 1/15/2049	444,868
		Consumer Non-Cyclical - Tobacco—0.3%
650,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	861,264
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	225,966
		TOTAL	1,087,230
		Energy - Independent—0.0%
170,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	171,784
		Energy - Integrated—0.0%
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	103,557
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	45,163
		TOTAL	148,720
		Energy - Midstream—0.2%
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	343,361
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	112,968
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	84,402
100,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	109,419
		TOTAL	650,150
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	269,925
		Financial Institution - Banking—0.6%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	129,568
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	320,757
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	303,120
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	270,231
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	261,668
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,415
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2068	111,446
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	51,846
400,000		Morgan Stanley, 4.300%, 1/27/2045	474,186
300,000	[4]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.731% (3-month USLIBOR +0.550%), 2/10/2021	300,284

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 70,708	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	$ 35,354
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	81,107
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	232,685
		TOTAL	2,577,667
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	150,751
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	243,189
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	76,191
		TOTAL	470,131
		Financial Institution - Finance Companies—0.1%
210,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	217,729
325,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	330,758
		TOTAL	548,487
		Financial Institution - Insurance - Life—0.2%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	38,223
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	425,281
325,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	325,206
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	16,119
100,000		Principal Life Global Funding II, 144A, 2.200%, 4/8/2020	100,067
		TOTAL	904,896
		Financial Institution - Insurance - P&C—0.1%
300,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2035	400,163
30,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	52,012
		TOTAL	452,175
		Financial Institution - REIT - Apartment—0.1%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	317,414
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	144,082
		TOTAL	461,496
		Financial Institution - REIT - Office—0.1%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	109,171
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 7/30/2029	344,458
		TOTAL	453,629
		Financial Institution - REIT - Other—0.1%
180,000		Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	202,291
90,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	95,675
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	172,199
		TOTAL	470,165
		Financial Institution - REIT - Retail—0.0%
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	31,082
		Financial Institution - REITs—0.1%
300,000		Boston Properties, Inc., Sr. Unsecd. Note, 3.400%, 6/21/2029	318,811
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	64,339
		Municipal Services—0.1%
134,231		Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	172,870
100,000		Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	129,469
		TOTAL	302,339

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Sovereign—0.1%
$30,000,000	KFW, 2.050%, 2/16/2026	$ 329,714
	Technology—0.5%
300,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	318,004
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	361,428
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	30,033
260,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	276,708
150,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	152,174
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	326,530
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	397,660
70,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	78,883
	TOTAL	1,941,420
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	66,442
335,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	343,151
	TOTAL	409,593
	Utility - Electric—0.7%
120,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	121,542
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	309,586
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	225,572
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	318,193
375,000	Metropolitan Edison Co., Sr. Unsecd. Note, 144A, 4.300%, 1/15/2029	425,766
300,000	National Rural Utilities Cooperative Finance Corp., 2.000%, 1/27/2020	299,682
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	148,329
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 9/15/2019	199,986
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	219,347
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	416,424
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	148,680
	TOTAL	2,833,107
	Utility - Natural Gas—0.1%
200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	201,672
	TOTAL CORPORATE BONDS (IDENTIFIED COST $20,268,474)	21,712,188
	MORTGAGE-BACKED SECURITIES—0.0%
1,439	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	1,608
961	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	1,102
122	Federal Home Loan Mortgage Corp., Pool C17281, 6.500%, 11/1/2028	126
1,069	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	1,196
845	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	943
1,335	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	1,496
2,009	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	2,279
1,275	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	1,408
5,786	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	6,365
3,575	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	4,013
4,451	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	4,805
387	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	429
242	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	272
2,317	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	2,603
5,340	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	5,970
2,230	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	2,491

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$ 1,684	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	$ 1,859
3,902	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	4,246
5,231	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	5,899
3,069	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,483
7,721	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	8,747
10,291	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	11,705
206	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	218
1,471	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,655
911	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	997
291	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	328
161	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	178
2,580	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	2,875
2,437	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	2,692
210	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	224
2,343	Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	2,565
2,187	Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	2,397
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $78,691)	87,174
	FOREIGN GOVERNMENTS/AGENCIES—7.1%
	Sovereign—7.1%
1,000,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	774,550
390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	479,055
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	810,610
200,000	Canada, Government of, Bond, 3.250%, 6/1/2021	155,142
480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	512,425
936,000	France, Government of, 0.500%, 5/25/2025	1,101,241
620,000	France, Government of, 3.250%, 10/25/2021	742,322
350,000	France, Government of, Bond, 4.500%, 4/25/2041	744,847
400,000	France, Government of, O.A.T., 5.500%, 4/25/2029	697,855
250,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	332,336
400,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	581,290
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	601,164
100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	233,569
540,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2025	663,390
1,000,000	Italy, Government of, 3.750%, 5/1/2021	1,170,048
220,000	Italy, Government of, 4.250%, 3/1/2020	247,119
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	759,702
800,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,175,280
500,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	584,045
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	81,404
100,000,000	Japan, Government of, Series 313, 1.300%, 3/20/2021	964,494
60,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	619,824
142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,666,520
205,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,346,708
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	489,085
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,443,828
30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	40,725
15,700,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.000%, 12/11/2019	776,402
350,000	Netherlands, Government of, 1.750%, 7/15/2023	424,691
750,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	1,157,362

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 890,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	$ 1,168,278
880,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	1,123,765
400,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	452,788
270,000	United Kingdom, Government of, 2.750%, 9/7/2024	368,223
530,000	United Kingdom, Government of, 3.250%, 1/22/2044	957,360
350,000	United Kingdom, Government of, 4.250%, 12/7/2027	562,611
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	817,215
430,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	757,407
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $26,442,011)	28,584,680
	U.S. TREASURY—3.2%
324,219	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2021	320,831
26,331	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2022	26,146
5,235	U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	5,397
311,732	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2042	340,763
1,328,877	U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	1,438,182
77,903	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2048	90,948
25,448	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2049	29,978
75,000	United States Treasury Bond, 2.500%, 2/15/2045	83,280
81,000	United States Treasury Bond, 2.500%, 5/15/2046	90,114
225,000	United States Treasury Bond, 2.750%, 8/15/2047	263,230
670,000	United States Treasury Bond, 2.875%, 5/15/2049	807,942
3,000	United States Treasury Bond, 3.000%, 11/15/2045	3,649
55,000	United States Treasury Bond, 3.000%, 2/15/2048	67,443
350,000	United States Treasury Bond, 3.000%, 8/15/2048	430,148
75,000	United States Treasury Bond, 3.000%, 2/15/2049	92,461
100,000	United States Treasury Bond, 4.375%, 2/15/2038	141,739
1,200,000	United States Treasury Note, 1.625%, 8/15/2029	1,214,250
475,000	United States Treasury Note, 1.750%, 7/31/2021	476,987
115,000	United States Treasury Note, 1.750%, 6/30/2024	116,864
600,000	United States Treasury Note, 1.875%, 6/30/2026	616,565
45,000	United States Treasury Note, 2.125%, 2/29/2024	46,385
100,000	United States Treasury Note, 2.125%, 3/31/2024	103,144
3,700,000	United States Treasury Note, 2.125%, 5/31/2021	3,734,615
180,000	United States Treasury Note, 2.250%, 3/31/2021	181,761
50,000	United States Treasury Note, 2.250%, 3/31/2026	52,503
315,000	United States Treasury Note, 2.375%, 5/15/2029	339,713
385,000	United States Treasury Note, 2.500%, 1/31/2021	389,406
700,000	United States Treasury Note, 2.500%, 2/28/2021	708,928
30,000	United States Treasury Note, 2.500%, 1/31/2025	31,684
225,000	United States Treasury Note, 2.500%, 2/28/2026	239,606
160,000	United States Treasury Note, 2.875%, 11/30/2023	169,571
145,000	United States Treasury Note, 2.875%, 9/30/2023	153,338
	TOTAL U.S. TREASURY (IDENTIFIED COST $12,248,253)	12,807,571
	EXCHANGE-TRADED FUNDS—15.6%
105,726	iShares Core International Aggregate Bond ETF	5,931,229
99,153	iShares Core MSCI Emerging Markets ETF	4,786,115
104,380	iShares Lehman Aggregate Bond Fund	11,912,889

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		EXCHANGE-TRADED FUNDS—continued
213,902		iShares MSCI EAFE ETF	$ 13,520,745
75,138		iShares MSCI India Index Fund	2,417,941
8,544		iShares Russell 2000 Value ETF	1,271,689
58,036		iShares S&P 500 Index Fund	17,078,254
207,865		SPDR Bloomberg Barclays Emerging Markets	5,639,378
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $63,805,751)	62,558,240
		PURCHASED CALL OPTIONS—0.0%
787,500		Bank of America Merrill Lynch USD CALL/ZAR PUT, Notional Amount $787,500, Exercise Price $15.00, Expiration Date 9/5/2019	10,764
800,000		Barclays AUD CALL/JPY PUT, Notional Amount $800,000, Exercise Price $77.00, Expiration Date 10/3/2019	35
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $19,113)	10,799
		INVESTMENT COMPANIES—16.6%
3,605,551		Emerging Markets Core Fund	35,947,347
148,215		Federated Bank Loan Core Fund	1,449,543
2,041,612		Federated Mortgage Core Portfolio	20,252,787
540,216		Federated Project and Trade Finance Core Fund	4,867,346
586,640	[6]	High Yield Bond Portfolio	3,678,233
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $63,697,458)	66,195,256
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $366,778,088)	397,687,676
		OTHER ASSETS AND LIABILITIES - NET—0.6%[7]	2,285,315
		TOTAL NET ASSETS—100%	$ 399,972,991
At August 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/3/2019	Citibank N.A.	27,048,000 TRY	$4,809,258	$(167,019)
9/5/2019	Bank of America N.A.	6,084,737 ZAR	$393,750	$ 7,329
9/6/2019	Bank of America N.A.	643,000 AUD	$434,862	$ (1,804)
9/6/2019	BNP Paribas SA	711,548,000 JPY	$6,720,325	$ (21,563)
9/6/2019	HSBC Bank USA	109,123,000 MXN	$5,486,416	$ (43,465)
9/6/2019	Bank of America N.A.	6,782,000 NOK	$755,577	$ (11,255)
9/6/2019	State Street Bank & Trust Co.	1,294,000 NZD	$825,059	$ (9,650)
9/6/2019	HSBC Bank USA	29,119,000 TRY	$4,999,203	$ (8,208)
9/9/2019	Barclays Bank PLC Wholesale	400,000 AUD	28,448,000 JPY	$ 1,553
9/18/2019	Barclays Bank PLC Wholesale	1,447,031,000 KRW	$1,228,964	$ (33,874)
9/18/2019	Barclays Bank PLC Wholesale	3,533,904,000 KRW	$3,007,629	$ (89,009)
9/18/2019	Barclays Bank PLC Wholesale	6,522,094,000 KRW	$5,392,389	$ (5,850)
9/18/2019	Bank of America N.A.	7,240,084,000 KRW	$6,280,979	$(301,458)
9/18/2019	Barclays Bank PLC Wholesale	12,869,035,000 KRW	$10,648,327	$ (19,906)
9/27/2019	Barclays Bank PLC Wholesale	800,000 AUD	59,938,000 JPY	$ (26,015)
10/2/2019	Bank of America N.A.	3,200,000 BRL	$845,068	$ (73,763)
10/28/2019	Bank of America N.A.	8,145,113 ZAR	$525,000	$ 8,224
11/4/2019	Morgan Stanley	330,000 BRL	$82,346	$ (2,990)
11/5/2019	Citibank N.A.	1,200,000 EUR	5,260,733 PLN	$ 2,307
11/5/2019	Barclays Bank PLC Wholesale	1,550,000 EUR	$1,730,582	$ (18,797)
11/5/2019	State Street Bank & Trust Co.	330,000 GBP	$402,244	$ 324

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
11/5/2019	Bank of New York Mellon	15,845,163 JPY	$150,000	$ (191)
11/5/2019	State Street Bank & Trust Co.	381,323,250 JPY	$3,550,000	$ 55,249
11/5/2019	Bank of New York Mellon	9,979,304 MXN	$500,000	$ (7,250)
11/5/2019	JPMorgan Chase	12,969,938 MXN	$650,000	$ (9,581)
11/5/2019	Citibank N.A.	34,765,186 NOK	$3,927,805	$(107,554)
11/5/2019	BNP Paribas SA	9,313,471 PLN	$2,400,000	$ (57,891)
11/14/2019	Morgan Stanley	282,800,000 COP	$81,983	$ (132)
11/14/2019	BNP Paribas SA	1,632,000 MXN	$82,297	$ (1,831)
11/29/2019	Barclays Bank PLC Wholesale	170,000 AUD	$118,568	$ (3,800)
11/29/2019	JPMorgan Chase	300,000 EUR	$337,140	$ (5,268)
11/29/2019	Barclays Bank PLC Wholesale	1,000,000 NOK	$115,606	$ (5,689)
11/29/2019	Barclays Bank PLC Wholesale	180,000 NZD	$120,156	$ (6,492)
Contracts Sold:
9/3/2019	HSBC Bank USA	27,048,000 TRY	$4,649,240	$ 7,002
9/5/2019	Bank of America N.A.	5,978,897 ZAR	$393,750	$ (353)
9/6/2019	HSBC Bank USA	750,000 CAD	$563,421	$ 77
9/6/2019	State Street Bank & Trust Co.	19,676,000 EUR	$21,878,526	$ 250,365
9/6/2019	State Street Bank & Trust Co.	8,787,000 GBP	$10,759,821	$ 66,899
9/6/2019	Morgan Stanley	120,183,000 SEK	$12,436,798	$ 189,907
9/6/2019	State Street Bank & Trust Co.	30,075,000 SGD	$21,661,544	$ (10,673)
9/9/2019	Barclays Bank PLC Wholesale	400,000 AUD	28,749,200 JPY	$ 1,283
9/18/2019	Barclays Bank PLC Wholesale	356,521,000 KRW	$307,242	$ 12,795
9/18/2019	Barclays Bank PLC Wholesale	695,905,000 KRW	$573,413	$ (1,329)
9/18/2019	Bank of America N.A.	2,941,000,000 KRW	$2,490,220	$ 61,275
9/18/2019	Barclays Bank PLC Wholesale	4,400,869,000 KRW	$3,720,312	$ 85,674
9/18/2019	Barclays Bank PLC Wholesale	15,404,033,000 KRW	$12,637,029	$ (85,024)
9/18/2019	Barclays Bank PLC Wholesale	15,464,496,000 KRW	$13,096,737	$ 324,748
10/2/2019	Morgan Stanley	3,200,000 BRL	$825,274	$ 53,969
11/5/2019	Citibank N.A.	2,300,000 EUR	22,680,854 NOK	$ (47,731)
11/5/2019	Citibank N.A.	1,100,000 EUR	4,790,511 PLN	$ (10,119)
11/5/2019	Citibank N.A.	1,200,000 EUR	5,277,054 PLN	$ 1,797
11/5/2019	BNP Paribas SA	6,408,784 MXN	$325,000	$ 8,552
11/5/2019	State Street Bank & Trust Co.	6,443,487 MXN	$325,000	$ 6,839
11/5/2019	State Street Bank & Trust Co.	15,530,800 MXN	$800,000	$ 33,133
11/5/2019	JPMorgan Chase	9,497,184 PLN	$2,400,000	$ 11,691
11/5/2019	State Street Bank & Trust Co.	32,114,296 SEK	$3,300,000	$ 14,520
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 9,978
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,183,814 and $1,275,688 respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Australia 10-Year Bond Short Futures	116	$11,623,379	September 2019	$(165,909)
1DAX Index Short Futures	30	$ 9,819,322	September 2019	$ (78,411)
[1]Euro BTP Short Futures	13	$ 2,050,849	December 2019	$ 3,617
[1]Euro Bund Short Futures	39	$ 7,555,878	December 2019	$ (6,566)
[1]Euro Bund Short Futures	2	$ 393,680	September 2019	$ (12,520)
1FTSE/MIB Index Short Futures	27	$ 3,163,285	September 2019	$ (21,855)
[1]Hang Seng Index Short Futures	18	$ 2,939,773	September 2019	$ 46,044
[1]Japan 10-Year Bond Short Futures	8	$11,687,297	September 2019	$ (182)
1MSCI Singapore IX ETS Short Futures	275	$ 7,064,493	September 2019	$ (5,663)
1MSCI Taiwan Index Short Futures	208	$ 8,130,720	September 2019	$ (57,330)
1S&P/TSX 60 IX Short Futures	134	$19,756,797	September 2019	$(199,977)
1SPI 200 Short Futures	114	$12,611,936	September 2019	$(113,767)
1TOPIX Index Short Futures	6	$ 852,826	September 2019	$ (1,602)
[1]United States Treasury Notes 10-Year Short Futures	121	$15,937,969	December 2019	$ (63,228)
[1]United States Treasury Notes 10-Year Ultra Short Futures	22	$ 3,177,625	December 2019	$ (3,831)
[1]Amsterdam Index Long Futures	44	$ 5,397,450	September 2019	$ 104,194
1CAC 40 10-Year Euro Long Futures	34	$ 2,047,002	September 2019	$ (1,776)
[1]Canada 10-Year Bond Long Futures	358	$39,010,545	December 2019	$ 228,404
1FTSE 100 Index Long Futures	84	$ 7,339,273	September 2019	$ (21,274)
1FTSE JSE Top 40 Long Futures	568	$18,301,442	September 2019	$(160,245)
1IBEX 35 Index Long Futures	43	$ 4,157,150	September 2019	$ 9,032
1KOSPI2 Index Long Futures	227	$12,141,806	September 2019	$ (60,984)
[1]Long GILT Long Futures	96	$15,685,618	December 2019	$ 152,604
1S&P 500 E-Mini Long Futures	109	$15,940,160	September 2019	$ 18,116
[1]United States Treasury Bond Long Futures	1	$ 165,250	December 2019	$ 498
[1]United States Treasury Notes 2-Year Long Futures	69	$14,912,086	December 2019	$ (3,202)
[1]United States Treasury Notes 5-Year Long Futures	21	$ 2,519,508	December 2019	$ 1,429
[1]United States Treasury Ultra Bond Long Futures	7	$ 1,382,063	December 2019	$ 11,305
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(403,079)
The average notional value of long and short futures contracts held by the Fund throughout the period was $111,433,060 and $96,864,645, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Bank of America Merrill Lynch USD CALL/ZAR PUT (CALL-Option)	525,000	$525,000	October 2019	$15.00	$(17,363)
Morgan Stanley USD CALL/MXN PUT (CALL-Option)	800,000	$800,000	November 2019	$19.59	$(31,041)
(Premiums Received $23,702)					$(48,404)
The average market value of written call and put options held by the Fund throughout the period was $(7,256) and $(664), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $3,582 and $2,209, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
At August 31, 2019, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $340,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Foreign Exchange Contracts, Futures Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net”.

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	2,987,593	1,017,351	(399,393)
Federated Bank Loan Core Fund	222,396	122,373	(196,554)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	5,429,001	57,549,545	(62,978,546)
Federated Mortgage Core Portfolio	1,599,256	924,587	(482,231)
Federated Project and Trade Finance Core Fund	521,974	18,242
High Yield Bond Portfolio	583,842	251,733	(248,935)
TOTAL OF AFFILIATED TRANSACTIONS	11,344,062	59,883,831	(64,305,659)

Balance of Shares Held 8/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
3,605,551	$35,947,347	$2,913,983	$(296,983)	$1,364,620
148,215	$ 1,449,543	$ 11,286	$ (51,272)	57,013
—	—	$ 177	$ 2,034	$ 61,477
2,041,612	$20,252,787	$ 874,256	$(101,682)	$ 442,724
540,216	$ 4,867,346	$ (31,697)	$ —	$ 164,736
586,640	$ 3,678,233	$ 124,009	$ 55,605	$ 176,980
6,922,234	$66,195,256	$3,892,014	$(392,298)	$2,267,550
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees").
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2019, these restricted securities amounted to $690,293, which represented 0.2% of total net assets.
Additional information on restricted securities held at August 31, 2019, is as follows:
Security	Acquisition Date	Cost	Market Value
HK Electric Investments Ltd.	2/2/2016	$766,737	$643,471
Phosagro OAO, GDR	1/3/2019	$ 54,891	$ 46,822
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Issuer in default.
6	The High Yield Portfolio is a diversified portfolio of below investment grade bonds.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$102,870,140	$ —	$ 0	$102,870,140
International	13,147,188	87,035,151	621	100,182,960
Debt Securities:
Asset-Backed Securities	—	310,018	—	310,018
Commercial Mortgage-Backed Security	—	139,390	—	139,390
Collateralized Mortgage Obligations	—	2,229,260	—	2,229,260
Corporate Bonds	—	21,676,834	35,354	21,712,188
Mortgage-Backed Securities	—	87,174	—	87,174
Foreign Governments/Agencies	—	28,584,680	—	28,584,680
U.S. Treasury	—	12,807,571	—	12,807,571
Exchange-Traded Funds	62,558,240	—	—	62,558,240
Purchased Call Options	—	10,799	—	10,799
Investment Companies[1]	61,327,910	—	—	66,195,256
TOTAL SECURITIES	$239,903,478	$152,880,877	$35,975	$397,687,676
Other Financial Instruments
Assets
Foreign-Exchange Contracts	$ —	$ 1,205,512	$ —	$ 1,205,512
Futures Contracts	575,243	—	—	575,243
Written Option Contracts	—	—	—	—
Liabilities
Foreign-Exchange Contracts	—	(1,195,534)	—	(1,195,534)
Futures Contracts	(978,322)	—	—	(978,322)
Written Option Contracts	—	(48,404)	—	(48,404)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (403,079)	$ (38,426)	$ —	$ (441,505)
1	As permitted by U.S. generally accepted accounting principles, Investment Company valued at $4,867,346 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ADR	--American Depositary Receipt
AUD	--Australian Dollar
BKNT	--Bank Notes
BRL	--Brazilian Real
CAD	--Canadian Dollar
COP	--Colombian Peso
ETF	--Exchange-Traded Fund
EUR	--Euro Currency
GBP	--British Pound
GDR	--Global Depository Receipt
GMTN	--Global Medium Term Note
JPY	--Japanese Yen
KRW	--South Korean Won
LIBOR	--London Interbank Offered Rate
MTN	--Medium Term Note
MXN	--Mexican Peso
NOK	--Norwegian Krone
NZD	--New Zealand Dollar
PLN	--Polish Zloty
REIT	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit
SEK	--Swedish Krona
SGD	--Singapore Dollar
SPDR	--Standard & Poor's Depositary Receipt
TRY	--Turkish Lira
USD	--United States Dollar
ZAR	--South African Rand